Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
Great-West Aggressive Profile II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Aggressive Profile II Fund (formerly, Maxim Aggressive Profile II Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

		Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	37.0%	International	27.0%
Great-West Janus Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Bond	0.0%
Great-West Putnam Equity Income Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Mid Cap	23.0%	Great-West Federated Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West Templeton Global Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Small Cap	13.0%	Short-Term Bond	0.0%
Great-West Small Cap Growth Fund Initial		GWL&A Contract
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Short Duration Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial

		The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to the possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); and the MSCI EAFE® Index (international equities). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Aggressive Profile II Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	634
10 Years	rr_ExpenseExampleYear10	1,399
2003	rr_AnnualReturn2003	30.70%
2004	rr_AnnualReturn2004	17.13%
2005	rr_AnnualReturn2005	8.97%
2006	rr_AnnualReturn2006	15.59%
2007	rr_AnnualReturn2007	7.35%
2008	rr_AnnualReturn2008	(39.90%)
2009	rr_AnnualReturn2009	33.02%
2010	rr_AnnualReturn2010	15.95%
2011	rr_AnnualReturn2011	(4.44%)
2012	rr_AnnualReturn2012	16.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.00%)
One Year	rr_AverageAnnualReturnYear01	16.64%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Ten Years	rr_AverageAnnualReturnYear10	7.90%
Great-West Aggressive Profile II Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,681
One Year	rr_AverageAnnualReturnYear01	16.38%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Great-West Aggressive Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Great-West Aggressive Profile II Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Great-West Aggressive Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.40%
Five Years	rr_AverageAnnualReturnYear05	0.49%
Ten Years	rr_AverageAnnualReturnYear10	7.95%
Great-West Aggressive Profile II Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.40%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	Since inception on July 29, 2011